FINANCIAL INSTRUMENTS - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Fair Value, Inputs, Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liability, beginning of period	$ 0
Addition	507,427
Change in fair value	55,854
Drop Down Assets 2016 Acquisition
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liability, end of period	$ 563,281